Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Encumbrances	$ 45,593
Initial Cost to Company	115,243
Cost capitalized subsequent to acquisition	171,428
Gross amount at which carried at end of period	286,671	268,932	262,564	241,253
Accumulated Depreciation & Depletion	67,598
Aggregate cost for Federal income tax purposes	252,925
Construction Aggregates
Encumbrances	0
Initial Cost to Company	35,089
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	35,087
Accumulated Depreciation & Depletion	5,633
Baltimore, MD 5
Encumbrances	0
Initial Cost to Company	4,309
Cost capitalized subsequent to acquisition	218
Gross amount at which carried at end of period	4,527
Accumulated Depreciation & Depletion	38
Commercial Property
Encumbrances	45,593
Initial Cost to Company	69,172
Cost capitalized subsequent to acquisition	161,222
Gross amount at which carried at end of period	230,394
Accumulated Depreciation & Depletion	56,890
Investment Property
Encumbrances	0
Initial Cost to Company	1,629
Cost capitalized subsequent to acquisition	(101)
Gross amount at which carried at end of period	1,528
Accumulated Depreciation & Depletion	678
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	142
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	685
Accumulated Depreciation & Depletion	64
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	146
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	6
Gross amount at which carried at end of period	4,696
Accumulated Depreciation & Depletion	6
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	283
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	313
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	299
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	299
Accumulated Depreciation & Depletion	299
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,375
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	10,307
Gross amount at which carried at end of period	13,264
Accumulated Depreciation & Depletion	2,547
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	3,811
Accumulated Depreciation & Depletion	0
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	968
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Property leased or held for lease
Encumbrances	0
Initial Cost to Company	9,353
Cost capitalized subsequent to acquisition	10,309
Gross amount at which carried at end of period	19,662
Accumulated Depreciation & Depletion	4,397
Baltimore, MD 1
Encumbrances	1,912
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,662
Gross amount at which carried at end of period	5,101
Accumulated Depreciation & Depletion	2,650
Baltimore, MD 2
Encumbrances	3,909
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	7,324
Gross amount at which carried at end of period	8,274
Accumulated Depreciation & Depletion	4,389
Baltimore, MD 3
Encumbrances	1,329
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	2,861
Gross amount at which carried at end of period	3,551
Accumulated Depreciation & Depletion	1,436
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	5,634
Cost capitalized subsequent to acquisition	11,504
Gross amount at which carried at end of period	17,138
Accumulated Depreciation & Depletion	810
Baltimore City, MD
Encumbrances	0
Initial Cost to Company	5,750
Cost capitalized subsequent to acquisition	5,609
Gross amount at which carried at end of period	11,359
Accumulated Depreciation & Depletion	678
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	7,442
Cost capitalized subsequent to acquisition	834
Gross amount at which carried at end of period	8,276
Accumulated Depreciation & Depletion	396
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,752
Harford, MD 1
Encumbrances	974
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	2,009
Harford, MD 2
Encumbrances	2,088
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,699
Gross amount at which carried at end of period	5,749
Accumulated Depreciation & Depletion	2,377
Harford, MD 3
Encumbrances	3,433
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,091
Gross amount at which carried at end of period	7,176
Accumulated Depreciation & Depletion	3,345
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,509
Gross amount at which carried at end of period	1,601
Accumulated Depreciation & Depletion	0
Harford, MD 5
Encumbrances	2,645
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,133
Gross amount at which carried at end of period	10,221
Accumulated Depreciation & Depletion	3,819
Harford, MD 6
Encumbrances	1,954
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	12,337
Gross amount at which carried at end of period	12,492
Accumulated Depreciation & Depletion	3,605
Howard, MD 1
Encumbrances	1,272
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	4,778
Gross amount at which carried at end of period	7,637
Accumulated Depreciation & Depletion	4,010
Howard, MD 2
Encumbrances	1,201
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	981
Gross amount at which carried at end of period	3,454
Accumulated Depreciation & Depletion	1,327
Anne Arun, MD 1
Encumbrances	0
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	9,211
Gross amount at which carried at end of period	9,926
Accumulated Depreciation & Depletion	5,365
Anne Arun, MD 2
Encumbrances	6,546
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	13,120
Gross amount at which carried at end of period	14,070
Accumulated Depreciation & Depletion	4,484
Anne Arun, MD 3
Encumbrances	0
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	3,088
Anne Arun, MD 4
Encumbrances	3,816
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,341
Gross amount at which carried at end of period	6,078
Accumulated Depreciation & Depletion	1,521
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	667
Cost capitalized subsequent to acquisition	10,259
Gross amount at which carried at end of period	10,926
Accumulated Depreciation & Depletion	2,001
Norfolk, VA
Encumbrances	5,305
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	7,512
Accumulated Depreciation & Depletion	2,224
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	7,324
Cost capitalized subsequent to acquisition	27,508
Gross amount at which carried at end of period	34,832
Accumulated Depreciation & Depletion	690
Newcastle Co, DE
Encumbrances	9,209
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	2,757
Gross amount at which carried at end of period	14,316
Accumulated Depreciation & Depletion	3,876
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,315
Gross amount at which carried at end of period	7,035
Accumulated Depreciation & Depletion	$ 0